UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO CORPORATE INCOME FUND
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	10/31/2006

Date of reporting period:	1/31/2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of
44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

January 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—79.8%
Airlines—4.2%
$ 2,503	American Airlines, Inc., pass thru certificates, 6.978%, 10/1/12, Ser. 01-2	Baa2/BBB+	$ 2,551,207
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1	Baa3/BBB+	9,791,814
3,035	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	3,105,588
2,467	9.798%, 4/1/21	Ba2/BBB-	2,491,607
7,000	Delta Air Lines, Inc., pass thru certificates, 7.57%, 11/18/10, Ser. 00-1 (f)	Ba2/BB	6,880,539
	United Air Lines, Inc., pass thru certificates (f),
3,262	4.09%, 3/2/49, Ser.97-A, FRN	NR/NR	3,257,957
6,171	6.201%, 9/1/08, Ser. 01-1	NR/NR	6,064,784
417	10.36%, 11/13/12, Ser. 91C	NR/NR	325,327
			34,468,823

Apparel & Textiles—0.4%
	Quiksilver, Inc.,
500	6.875%, 4/15/15 (d)	B1/BB-	482,500
1,000	6.875%, 4/15/15	B1/BB-	965,000
2,000	Russell Corp., 9.25%, 5/1/10	B2/B	2,052,500
			3,500,000

Automotive—0.9%
1,500	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba2/BB	1,492,500
2,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	2,988,592
1,500	Ford Motor Co., 9.98%, 2/15/47	Ba3/BB-	1,237,500
1,500	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	1,638,750
			7,357,342

Banking—3.5%
6,500	BNP Paribas, 5.186%, 6/29/15, VRN (d)	A1/A+	6,257,147
5,000	Colonial Bank, 9.375%, 6/1/11	Ba1/BBB-	5,848,095
1,700	Fifth Third Capital Trust I, 8.136%, 3/15/27, Ser. A	Aa3/NR	1,812,319
	HSBC Capital Funding L.P., VRN,
3,000	4.61%, 6/27/13 (d)	A1/A-	2,817,315
1,000	10.176%, 6/30/30	A1/A-	1,504,701
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A	6,620,589
1,000	Riggs Capital Trust, 8.625%, 12/31/26, Ser. A	A3/BBB	1,069,401
1,750	Riggs National Corp., 9.65%, 6/15/09	A3/BBB+	1,991,596
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	A1/A	1,190,448
			29,111,611

Chemicals—0.7%
5,000	Lyondell Chemical Co., 10.50%, 6/1/13	B1/BB-	5,662,500

Computer Services—0.3%
	Electronic Data Systems Corp.,
1,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	1,025,279
1,500	7.125%, 10/15/09	Ba1/BBB-	1,592,341
			2,617,620

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Containers—0.7%
	Smurfit-Stone Container,
$ 1,000	8.375%, 7/1/12	B2/CCC+	$ 962,500
5,000	9.75%, 2/1/11	B2/CCC+	5,075,000
			6,037,500

Diversified Manufacturing—2.3%
	Hutchison Whampoa International Ltd. (d),
3,500	6.25%, 1/24/14	A3/A-	3,658,613
500	6.50%, 2/13/13	A3/A-	527,945
2,000	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	2,075,000
1,030	Raychem Corp., 7.20%, 10/15/08	Baa3/BBB+	1,074,254
£ 5,800	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	11,906,476
			19,242,288

Energy—0.9%
$ 1,000	Edison Mission Energy, 7.73%, 6/15/09	B1/B+	1,032,500
2,000	FirstEnergy Corp., 7.375%, 11/15/31, Ser. C	Baa3/BBB-	2,320,006
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	3,006,735
818	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	787,175
			7,146,416

Financial Services—11.5%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,211,802
8,500	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	9,840,900
2,000	Bluewater Finance Ltd., 10.25%, 2/15/12	B1/B	2,165,000
4,480	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	5,086,331
	Ford Motor Credit Co.,
500	5.70%, 1/15/10	Ba2/BB-	442,630
2,000	5.80%, 1/12/09	Ba2/BB-	1,815,802
3,000	7.75%, 2/15/07	Ba2/BB-	2,933,676
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/BB-	1,057,500
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,306,809
	General Motors Acceptance Corp.,
5,000	6.875%, 9/15/11	Ba1/BB	4,779,090
15,000	7.75%, 1/19/10	Ba1/BB	14,779,095
3,500	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	3,587,682
1,265	HSBC Finance Corp., 7.65%, 5/15/07	Aa3/A	1,301,723
3,900	MBNA Capital, 5.48%, 2/1/27, Ser. B, FRN	Aa3/A	3,851,936
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	1,430,644
300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	322,922
	Pemex Project Funding Master Trust,
4,350	8.00%, 11/15/11	Baa1/BBB	4,874,175
1,400	8.625%, 2/1/22	Baa1/BBB	1,713,600
3,500	10.00%, 9/15/27 (d)	Baa1/BBB	4,663,750
2,000	Preferred Term Securities XII, 5.047%, 3/24/34, FRN (b)(d)(g)	Aaa/AAA	1,979,511
6,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	A1/A	6,415,123
5,000	Sets Trust, 8.85%, 4/2/07 (d)(g)	NR/NR	5,138,117
	TIERS Principal Protected Trust,
10,000	8.41%, 3/22/07 (b)(d)(g)(h)	NR/NR	10,298,036

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Financial Services (continued)
$ 1,500	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	$ 1,676,250
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,007,500
			94,679,604

Food—0.4%
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	3,165,000

Healthcare & Hospitals—2.6%
	HCA, Inc.,
550	8.36%, 4/15/24	Ba2/BB+	597,138
1,000	8.70%, 2/10/10	Ba2/BB+	1,086,686
5,470	9.00%, 12/15/14	Ba2/BB+	6,316,051
9,000	HEALTHSOUTH Corp., 8.375%, 10/1/11	NR/NR	9,450,000
	Tenet Healthcare Corp.,
2,500	7.375%, 2/1/13	B3/B	2,287,500
2,000	9.25%, 2/1/15 (d)	B3/B	1,970,000
			21,707,375

Hotels/Gaming—3.6%
	Caesars Entertainment, Inc.,
3,000	7.00%, 4/15/13	Baa3/BBB-	3,193,671
2,000	8.125%, 5/15/11	Ba1/BB+	2,215,000
1,000	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	B1/BB-	1,017,500
1,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	1,045,000
	Hilton Hotels Corp.,
1,000	7.625%, 5/15/08	Ba2/BBB-	1,044,908
1,646	8.25%, 2/15/11	Ba2/BBB-	1,804,306
5,000	ITT Corp., 7.375%, 11/15/15	Ba1/BB+	5,450,000
500	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	553,750
	MGM Mirage
3,000	6.625%, 7/15/15	Ba2/BB	3,030,000
5,000	8.375%, 2/1/11	Ba3/B+	5,400,000
2,577	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)(g)	Baa3/BB+	3,004,925
2,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	1,957,500
			29,716,560

Insurance—0.5%
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (d)	NR/BBB+	2,323,016
1,500	Residential Reinsurance Ltd., 9.36%, 12/8/07, Ser. 2003, FRN (b)(d)(g)	Ba2/BB+	1,451,472
			3,774,488

Manufacturing—0.3%
2,500	Dresser, Inc., 9.375%, 4/15/11	B2/B-	2,643,750

Metals & Mining—1.2%
3,000	Falconbridge, Ltd., 7.25%, 7/15/12	Baa3/BBB-	3,247,251
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB	6,369,243
			9,616,494

Multi-Media—8.2%
3,000	British Sky Broadcasting PLC, 6.875%, 2/23/09	Baa2/BBB	3,132,501
1,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B	957,500

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Multi-Media (continued)
$ 6,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B-	$ 6,022,500
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,776,093
925	Comcast MO of Delaware, Inc., 9.00%, 9/1/08	Baa2/BBB+	1,006,342
	CSC Holdings, Inc.,
1,000	7.625%, 4/1/11, Ser. B	B2/B+	1,006,250
700	7.875%, 2/15/18	B2/B+	682,500
3,000	8.125%, 7/15/09, Ser. B	B2/B+	3,060,000
7,625	8.125%, 8/15/09, Ser. B	B2/B+	7,777,500
	DirecTV Holdings LLC,
1,000	6.375%, 6/15/15	Ba2/BB-	985,000
870	8.375%, 3/15/13	Ba2/BB-	937,425
1,950	Echostar DBS Corp., 9.125%, 1/15/09	Ba3/BB-	2,045,062
	Historic TW, Inc.,
500	6.625%, 5/15/29	Baa1/BBB+	501,943
5,000	9.125%, 1/15/13	Baa1/BBB+	5,900,770
2,000	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	2,160,000
	News America Holdings, Inc.,
1,610	6.75%, 1/9/38	Baa2/BBB	1,703,636
7,450	7.43%, 10/1/26	Baa2/BBB	8,334,822
	Rogers Cable, Inc.,
CAD 1,750	7.25%, 12/15/11	Ba3/BB+	1,593,873
$ 3,000	8.75%, 5/1/32	Ba3/BB+	3,510,000
12,000	Time Warner, Inc., 7.70%, 5/1/32	Baa1/BBB+	13,502,184
			67,595,901

Oil & Gas—7.8%
	CenterPoint Energy Resources Corp.,
4,000	6.50%, 2/1/08	Baa3/BBB	4,094,032
1,200	7.75%, 2/15/11	Baa3/BBB	1,326,198
4,000	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba2/BB	4,270,000
	Dynegy-Roseton Danskammer, Inc., pass thru certificates,
1,750	7.27%, 11/8/10, Ser. A	B2/B	1,781,719
3,000	7.67%, 11/8/16, Ser. B	B2/B	3,061,875
2,000	El Paso CGP Co., 10.75%, 10/1/10	Caa1/B-	2,280,000
5,000	El Paso Corp., 8.05%, 10/15/30	Caa1/B-	5,337,500
4,300	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB+	5,441,650
4,700	Gazprom, 9.625%, 3/1/13	NR/BB+	5,663,500
1,000	Hanover Compressor Co., 9.00%, 6/1/14	B3/B	1,097,500
868	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	865,501
1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B	Ba3/B+	1,363,375
300	SESI LLC, 8.875%, 5/15/11	B1/BB-	315,750
3,000	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	3,142,500
250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12, Ser. B	Ba2/B+	290,312
2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,418,528
5,000	Weatherford International, Inc., 6.625%, 11/15/11, Ser. B	Baa1/BBB+	5,331,795
	Williams Cos., Inc.,
2,000	7.125%, 9/1/11	B1/B+	2,095,000
7,000	7.50%, 1/15/31, Ser. A	B1/B+	7,455,000
5,000	7.875%, 9/1/21	B1/B+	5,550,000
1,000	8.75%, 3/15/32	B1/B+	1,195,000
			64,376,735

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Paper/Paper Products—3.4%
	Abitibi-Consolidated, Inc.,
$ 5,000	8.375%, 4/1/15	B1/B+	$ 4,725,000
5,000	8.55%, 8/1/10	B1/B+	4,925,000
	Bowater, Inc.,
1,000	9.00%, 8/1/09	B1/B+	1,033,750
3,000	9.50%, 10/15/12	B1/B+	3,105,000
	Georgia-Pacific Corp.,
10,500	8.00%, 1/15/24	B2/B	10,290,000
500	8.125%, 5/15/11	B2/B	511,250
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Baa3/BBB-	812,296
2,500	OfficeMax, Inc., 7.315%, 6/15/09, Ser. A	Ba2/B+	2,553,125
			27,955,421

Pharmaceuticals—0.1%
1,000	Wyeth, 6.50%, 2/1/34	Baa1/A	1,089,720

Retail—2.2%
9,000	Albertson’s, Inc., 8.00%, 5/1/31	Baa3/BBB-	8,564,715
3,000	JC Penney Co., Inc., 8.125%, 4/1/27	Ba1/BB+	3,150,000
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa3/BBB-	6,741,899
			18,456,614

Telecommunications—13.0%
	AT&T Corp., VRN,
792	9.05%, 11/15/11	A2/A	873,819
5,000	9.75%, 11/15/31	A2/A	6,200,935
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,939,580
	Cincinnati Bell, Inc.,
2,500	7.00%, 2/15/15	B1/B-	2,462,500
1,000	8.375%, 1/15/14	B3/B-	987,500
8,000	Citizens Communications Co., 9.25%, 5/15/11	Ba3/BB+	8,840,000
5,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	5,730,855
	Deutsche Telekom International Finance BV,
10,000	8.00%, 6/15/10, VRN	A3/A-	11,093,070
3,000	8.25%, 6/15/30	A3/A-	3,753,744
	France Telecom S.A.,
10,000	7.75%, 3/1/11	A3/A-	11,106,260
3,000	8.50%, 3/1/31	A3/A-	3,932,175
1,000	Intelsat Bermuda Ltd., 8.625%, 1/15/15 (d)	B2/B+	1,007,500
	MCI, Inc.,
474	6.908%, 5/1/07	Ba3/A	479,925
474	7.688%, 5/1/09	Ba3/A	489,998
405	8.735%, 5/1/14	Ba3/A	457,650
	Nextel Communications, Inc.,
3,000	6.875%, 10/31/13, Ser. E	Baa2/A-	3,147,945
2,000	7.375%, 8/1/15, Ser. D	Baa2/A-	2,115,270
750	PCCW Capital II Ltd., 6.00%, 7/15/13 (d)	Baa2/BBB	762,612
12,860	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B3/B	13,020,750
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	B2/B	2,030,000
2,300	Qwest Corp., 7.741%, 6/15/13, FRN (d)	Ba3/BB	2,492,625

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
Telecommunications (continued)
	Sprint Capital Corp.,
$ 6,900	6.125%, 11/15/08	Baa2/A-	$ 7,078,565
4,000	6.875%, 11/15/28	Baa2/A-	4,346,716
1,200	Time Warner Telecom Holdings, Inc., 8.34%, 2/15/11, FRN	B2/CCC+	1,227,000
5,469	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	5,908,068
1,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	1,574,110
			107,059,172

Tobacco—0.3%
2,000	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	Ba2/BB+	2,060,000

Utilities—8.5%
500	Consumers Energy Co., 6.375%, 2/1/08 (d)(g)	Baa3/BBB-	509,937
	East Coast Power LLC, Ser. B,
1,212	6.737%, 3/31/08	Baa3/BBB-	1,220,847
3,128	7.066%, 3/31/12	Baa3/BBB-	3,230,570
3,100	Entergy Gulf States, Inc., 5.207%, 12/8/08, FRN (d)	Baa3/BBB+	3,102,341
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (b)(d)	Baa2/BBB+	2,145,544
4,355	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (d)	Ba2/BB-	4,306,006
4,700	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	5,170,000
	IPALCO Enterprises, Inc.,
2,150	8.375%, 11/14/08	Ba1/BB-	2,273,625
5,500	8.625%, 11/14/11	Ba1/BB-	6,118,750
3,569	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser.B	B1/B+	3,883,702
2,000	Northern States Power Co., 8.00%, 8/28/12, Ser. B	A2/A-	2,317,352
1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BBB-	1,012,196
2,000	Potomac Electric Power, 6.25%, 10/15/07	A3/A-	2,035,086
	PSEG Energy Holdings LLC,
6,000	8.50%, 6/15/11	Ba3/BB-	6,570,000
4,790	8.625%, 2/15/08	Ba3/BB-	5,065,425
8,000	PSEG Power LLC, 8.625%, 4/15/31	Baa1/BBB	10,442,384
4,829	South Point Energy Center LLC, 8.40%, 5/30/12 (d)(f)	Caa2/D	4,563,279
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser. B	Baa3/BBB-	3,655,953
2,000	TXU U.S. Holdings Co., 7.17%, 8/1/07	Baa3/BB+	2,048,122
			69,671,119

Waste Disposal—2.3%
	Allied Waste North America, Inc.,
3,000	7.25%, 3/15/15	B2/BB-	3,045,000
1,000	7.875%, 4/15/13	B2/BB-	1,042,500
3,625	8.50%, 12/1/08, Ser. B	B2/BB-	3,828,906
	Waste Management, Inc.,
5,000	7.10%, 8/1/26	Baa3/BBB	5,617,640
5,000	7.375%, 8/1/10	Baa3/BBB	5,425,675
			18,959,721
Total Corporate Bonds & Notes (cost—$643,047,643)			657,671,774

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS—6.6%
Brazil—2.2%
	Federal Republic of Brazil,
$ 2,179	8.00%, 1/15/18	Ba3/BB-	$ 2,388,184
1,250	10.125%, 5/15/27	Ba3/BB-	1,622,500
755	10.50%, 7/14/14	Ba3/BB-	945,638
9,000	11.00%, 8/17/40	Ba3/BB-	11,634,750
1,050	12.75%, 1/15/20	Ba3/BB-	1,561,875
			18,152,947

Guatemala—0.2%
1,500	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB-	1,762,500

Panama—1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB	3,562,500
4,470	9.625%, 2/8/11	Ba1/BB	5,274,600
			8,837,100

Peru—1.4%
	Republic of Peru,
4,840	9.125%, 2/21/12	Ba3/BB	5,614,400
4,750	9.875%, 2/6/15	Ba3/BB	5,901,875
			11,516,275

Russia—1.2%
	Russian Federation,
7,362	5.00%, 3/31/30, VRN	Baa2/BBB	8,244,269
1,300	8.25%, 3/31/10	Baa2/BBB	1,385,540
			9,629,809

South Africa—0.4%
	Republic of South Africa,
120	7.375%, 4/25/12	Baa1/BBB+	133,200
2,600	9.125%, 5/19/09	Baa1/BBB+	2,912,000
			3,045,200

Ukraine—0.1%
	Republic of Ukraine,
1,000	7.65%, 6/11/13	B1/BB-	1,062,500
280	11.00%, 3/15/07	B1/BB-	289,569
			1,352,069
Total Sovereign Debt Obligations (cost—$49,492,182)			54,295,900

MORTGAGE-BACKED SECURITIES—1.7%
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (d)	NR/BB+	3,572,907
4,424	GSMPS Mortgage Loan Trust, 7.50%, 6/19/27, CMO (d)	NR/NR	4,571,245
	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
2,805	7.138%, 12/15/30	Baa2/A-	3,032,877
2,000	7.416%, 2/15/30	Baa1/BBB+	2,080,869
653	Morgan Stanley Capital I, 4.61%, 4/15/16, CMO, FRN (d)	Aaa/AAA	653,898
Total Mortgage-Backed Securities (cost—$13,912,156)			13,911,796

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
NEW JERSEY MUNICIPAL BONDS (d)(i)—1.5%
	Tobacco Settlement Financing Corp. Rev., VRN,
$ 4,084	7.847%, 6/1/32	NR/AA	$ 4,376,333
2,500	8.699%, 6/1/24	NR/AA	2,940,250
4,166	9.199%, 6/1/32	NR/AA	4,967,955
Total Municipal Bonds (cost—$10,004,102)			12,284,538

ASSET-BACKED SECURITIES—0.8%
1,000	American Airlines, Inc., pass thru certificates,
	7.858%, 4/1/13, Ser. 01-2	Baa2/BBB+	1,064,023
140	Credit-Suisse First Boston Mortgage Securities Corp.,
	4.86%, 5/25/43, FRN (d)	Aaa/AAA	140,021
5,596	United Air Lines, Inc., 7.73%, 7/1/10(f)	NR/NR	5,545,382
Total Asset-Backed Securities (cost—$6,310,486)			6,749,426

SENIOR LOANS (a)(b)(c)—0.8%
Containers—0.1%
	Smurfit-Stone Containers,
131	3.616%, 11/1/10		132,436
510	6.438%, 11/1/11, Term B		515,632
322	6.50%, 11/1/10, Term B		325,662
215	6.50%, 11/1/11, Term C		217,108
108	6.688%, 11/1/10, Term B		109,072
104	6.688%, 11/1/10, Term C		105,297
			1,405,207

Multi-Media—0.3%
2,500	Adelphia Communications Corp., 9.25%, 6/30/09		2,438,802

Printing/Publishing—0.2%
	Dex Media East LLC, Term B,
96	5.46%, 5/8/09		97,098
163	5.87%, 5/8/09		164,709
359	6.05%, 5/8/09		362,360
391	6.19%, 5/8/09		395,302
81	6.23%, 11/8/08		81,468
170	6.28%, 5/8/09		172,018
154	6.36%, 5/8/09		155,131
			1,428,086

Utilities—0.2%
	AES Corp., Term B,
714	5.07%, 4/30/08		722,500
714	5.69%, 8/10/11		722,500
			1,445,000
Total Senior Loans (cost—$6,719,019)			6,717,095

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

U.S. TREASURY NOTE (e)—0.1%
$ 1,300	U.S. Treasury Note, 4.125%, 5/15/15 (cost—$1,265,302)		$ 1,259,528

PREFERRED STOCK—0.4%

Shares
Financial Services—0.4%
3,400	Fresenius Medical Care Capital Trust II, 7.875% (cost—$3,674,550)	B1/BB-	3,493,500

SHORT-TERM INVESTMENTS — 8.5%

Principal
Amount
(000)
Corporate Notes—3.1%
Financial Services—1.6%
$ 1,000	Ford Motor Credit Co., 6.50%, 1/25/07	Ba2/BB-	989,472
8,000	General Motors Acceptance Corp., 5.50%, 1/16/07, FRN	Ba1/BB	7,811,664
	HSBC Finance Corp.,
500	5.089%, 10/12/06, FRN	Aa3/A	502,046
4,000	7.20%, 7/15/06	Aa3/A	4,040,088
			13,343,270

Food & Beverage—0.5%
4,139	Kroger Co., 8.15%, 7/15/06	Baa2/BBB-	4,191,714

Hotels/Gaming—0.4%
3,000	Caesars Entertainment, Inc., 8.50%, 11/15/06	Baa3/BBB-	3,070,353

Insurance—0.0%
123	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A-	122,229

Multi-Media—0.3%
2,105	British Sky Broadcasting PLC, 7.30%, 10/15/06	Baa2/BBB	2,134,232

Utilities—0.3%
2,500	PPL Capital Funding Trust I, 7.29%, 5/18/06	Ba1/BB+	2,510,955

	Total Corporate Notes (cost—$25,501,586)		25,372,753

U.S. Treasury Bills (j)—3.0%
25,095	3.81%-4.17%, 3/2/06-3/16/06 (cost—$24,976,356)		24,976,356

Commercial Paper—1.2%
Financial Services—1.2%
9,400	UBS Finance LLC, 4.47%, 2/1/06 (cost—$9,400,000)	NR/NR	9,400,000

Principal Amount (000)		Value*
Repurchase Agreements—1.2%
$ 8,000	Credit Suisse First Boston, dated 1/31/06, 4.32%, due 2/1/06, proceeds $8,000,960: collateralized by U.S. Treasury Note, 4.375%, 1/31/08, valued at $8,181,205 including accrued interest	$ 8,000,000

1,966	State Street Bank & Trust Co., dated 1/31/06, 3.90%, due 2/1/06, proceeds $1,966,213; collateralized by Fannie Mae, 5.00%, 1/15/07, valued at $2,007,292 including accrued interest	1,966,000

	Total Repurchase Agreements (cost—$9,966,000)	9,966,000

	Total Short-Term Investments (cost—$69,843,942)	69,715,109

OPTIONS PURCHASED (k)—0.0%

Contracts
	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
269	strike price $93.75, expires 3/13/06	1,681
404	strike price $94.38, expires 3/13/06	2,525

	Total Options Purchased (cost—$6,394)	4,206

	Total Investments before options written (cost—$804,275,776)—100.2%	826,102,872

OPTIONS WRITTEN (k)—(0.2)%

	Call Options—(0.1)%
	News America Holdings, OTC,
7,450,000	strike price $100, expires 10/01/06 (b)	(805,546)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
901	strike price $110, expires 2/24/06	(56,312)
960	strike price $110, expires 3/24/06	(195,000)
580	strike price $112, expires 5/26/06	(81,563)
300	strike price $113, expires 5/26/06	(18,750)
		(1,157,171)

	Put Options—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
940	strike price $104, expires 5/26/06	(132,187)
960	strike price $106, expires 3/24/06	(135,000)
410	strike price $107, expires 2/24/06	(44,844)
340	strike price $107, expires 5/26/06	(207,188)
		(519,219)

	Total Options Written (premiums received—$1,528,152)	(1,676,390)

	Total Investments net of options written (cost—$802,747,624)—100.0%	$ 824,426,482

Notes to Schedule of Investments

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service.  Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair-value of the Senior Loan.  Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.  The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)   Private Placement. Restricted as to resale and may not have a readily available market.

(b)   Illiquid security.

(c)   These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks,  or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)   144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities  may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless  otherwise indicated, these securities are not considered to be illiquid.

(e)   Delayed-delivery security. To be delivered after January 31, 2006.

(f)    Issuer in default.

(g)   Fair-valued security.

(h)   Credit-linked trust certificate.

(i)    Residual Interest Municipal Bonds (“RIBS”)/Residual Interest Tax Exempt Bonds (“RITES”) - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(j)    All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(k)  Non-income producing.

Glossary:

£ - British Pound.

CAD - Canadian Dollar

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2006.

LIBOR - London Inter-Bank Offered Rate

NR - Not Rated

VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2006.

Other Investments:

(1) Futures contracts outstanding at January 31, 2006:

		Notional Amount	Expiration	Unrealized
Type		(000)	Date	Depreciation
Long:	Eurodollar Futures, March 2007	$ 875	3/19/07	$ (148,750)
	Eurodollar Futures, June 2007	500	6/18/07	(14,592)
	Eurodollar Futures, September 2007	1,875	9/17/07	(267,810)
	U.S. Treasury Notes, March 2006	1	3/22/06	(133)
	U.S. Treasury Bonds, March 2006	403	3/22/06	(299,312)
				$ (730,597)

(2) Transactions in options written for the three months ended January 31, 2006:

	Contracts	Premiums
Options outstanding, October 31, 2005	7,457,367	$1,607,640
Options written	8,611	2,078,625
Options terminated in closing transactions	(10,587)	(2,158,113)
Options outstanding, January 31, 2006	7,455,391	$1,528,152

(3) Credit default swap agreements outstanding at January 31, 2006:

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)

Bank of America
Ford Motor Credit	$ 2,000	6/20/06	2.60%	$ 1,985
Bear Stearns
Bombardier	3,000	12/20/06	(1.90)%	(7,463)
EnCana	3,000	9/20/09	0.53%	35,203
Ford Motor Credit	4000	6/20/10	5.60%	149,978
GMAC	5,000	6/20/07	4.65%	75,628
Credit Suisse First Boston
GMAC	7,000	12/20/10	5.22%	446,111
Qwest Holding	7,000	12/20/06	(1.45)%	(94,187)
Qwest Holding	7,000	12/20/10	4.56%	560,011
Goldman Sachs
Bombardier	3,000	12/20/10	4.05%	40,254
Ford Motor Credit	7,000	12/20/10	5.90%	(465,989)
Ford Motor Credit	1,000	6/20/07	3.00%	(7,024)
General Motors	1,300	6/20/06	3.10%	(39,993)

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Goldman Sachs (continued)
Reliant Energy	$ 7,000	12/20/06	(0.85)%	$ 123,222
HSBC Bank
Ford Motor Credit	5,000	6/20/07	2.67%	(58,340)
Ford Motor Credit	1,000	6/20/07	2.70%	(11,246)
JP Morgan Chase
American International Corp.	5,100,000	6/20/10	0.35%	40,244
Ford Motor Credit	1,800,000	6/20/06	2.15%	(2,266)
Ford Motor Credit	10,000,000	6/20/07	3.10%	(57,029)
Ford Motor Credit	1,000,000	6/20/06	3.25%	4,154
GMAC	500,000	6/20/06	2.75%	7
Lehman Securities
Ford Motor Credit	7,000	12/20/06	(2.05)%	227,867
Ford Motor Credit	650	6/20/06	2.90%	1,621
MGM	7,000	12/20/06	(0.70)%	(39,806)
Ford Motor Credit	2,000	6/20/07	3.45%	(1,383)
Reliant Energy	2,000	12/20/10	2.80%	(137,825)
Morgan Stanley
Ford Motor Credit	1,000	6/20/07	3.40%	(1,395)
Ford Motor Credit	2,000	6/20/07	3.75%	7,061
Ford Motor Credit	5,000	9/20/10	4.05%	(82,445)
GMAC	7,000	12/20/06	(2.10)%	87,068
GMAC	10,000	6/20/06	2.80%	1,876
MGM	7,000	12/20/10	2.55%	312,648
Reliant Energy	5,000	12/20/10	2.90%	(325,109)
UBS Securities
Ford Motor Credit	1,000	6/20/07	3.35%	(2,192)
GMAC	10,000	9/20/06	1.60%	(119,647)
GMAC	1,000	6/20/06	3.83%	5,326
				$ 666,925

(4) Interest rate swap agreements outstanding at January 31, 2006:

	Notional		Rate Type
Swap	Amount	Termination	Payments made	Payments received	Unrealized
Counterparty	(000)	Date	by Fund	by Fund	Depreciation
Barclays Bank	$ 160,000	10/27/25	3 Month LIBOR	5.25%	$ (221,919)
Barclays Bank	160,000	12/15/25	5.25%	3 Month LIBOR	(1,761,808)
Goldman Sachs	680,000	12/24/24	3 Month LIBOR	5.13%	(654,815)
Lehman Brothers	7,450	10/1/06	7.43%	3 Month LIBOR + 1.15%	(44,666)
Lehman Brothers	700,000	12/15/24	5.20%	3 Month LIBOR	(4,299,587)
					$ (6,982,795)

LIBOR- London Interbank Offered Rate

(5) Forward foreign currency contracts outstanding at January 31, 2006:

		U.S. $ Value on	U.S. $ Value on	Unrealized
		Origination Date	January 31, 2006	Depreciation
Sold:	Canadian Dollars, settling 2/23/06	$ 1,498,942	$ 1,531,658	$ (32,716)
	Great British Pounds, settling 2/23/06	11,102,475	11,162,230	(59,755)
$ (92,471)

Item 2. Controls and Procedures

(a)           The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2006